LEASES - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Depreciation of lease assets	$ 6,852	$ 9,740	$ 6,610
Interest on lease liabilities	1,188	1,223	968
Operating lease costs	61,872	65,487	42,506
Short-term lease costs	21,420	14,219	6,786
Variable lease costs	12,320	17,631	6,938
Sublease income	(346)	(684)	(311)
Total lease costs	$ 103,306	$ 107,616	$ 63,497